Accounts Payable, Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accounts Payable, Accrued Expenses and Other Current Liabilities

NOTE 9 – ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accounts payable, accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2017	2016
Accounts payable	$12,394	$12,013
Other accrued expenses	2,893	2,756
Customer deposits	3,999	3,446
Accrued compensation	3,211	2,801
Accrued charge-backs	2,373	1,790
Accrued interest	311	231
Total	$25,181	$23,037